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                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)

               EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                         PROSPECTUS SUPPLEMENT

                           February 23, 1999

                                to the
                 Equi-Select Variable Annuity Prospectus
                         Dated June 1, 1998
        as supplemented June 8, 1998, July 17, 1998, August 18, 1998 and October 22, 1998

                              and to the
                    Prospectus dated May 1, 1998
                  as supplemented July 17, 1998 for
                     Variable Annuity Contracts
                    (the "PRIMELITE Prospectus")

                          CHANGE OF ADDRESS
   Effective March 19, 1999, the location of the Company's Customer Service Center, The GCG Trust and Directed Services, Inc., the Trust's Manager and Distributor, will be West Chester, PA 19380.

This supplement should be retained with your Equitable Life Insurance Company of Iowa Prospectus.

5334-Move                                                   2/23/99